STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Net loss for the period	€ (47,003)	€ (33,590)	€ (50,915)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	1,560	1,754	1,767
Provisions	152	(48)	164
Expenses related to share-based payments	3,201	2,924	4,320
Cost of net debt	2,224	2,115	1,940
Loss on disposals	0	0	45
U.S. Initial public offering 2018 costs reversal	0	0	201
Impact of deferred income related to financial liabilities discounting effect	(1,554)	(6,463)	2,833
Other charges with no impact on cash	8	7	(5)
Cash flows used in operations, before tax and changes in working capital	(41,412)	(33,300)	(39,647)
(Increase) / Decrease in trade receivables	62	(51)	(85)
Decrease in Research tax credit receivable	1,927	5,688	0
Increase in other receivables	(5,034)	(721)	(4,640)
Increase / (Decrease) in trade and other payables	(281)	(995)	2,057
Increase / (Decrease) in other current liabilities	(1,652)	1,840	1,146
Increase in deferred income and contract liabilities	16,518	0	0
Changes in operating working capital	11,540	5,762	(1,522)
Net cash flows used in operating activities	(29,872)	(27,538)	(41,169)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(5)	(11)	(353)
Acquisitions of property, plant and equipment	(228)	(96)	(1,091)
Addition in non-current financial assets	(9)	(4)	(16)
Net cash flows from (used in) investing activities	(242)	(112)	(1,459)
Cash flows from financing activities
Capital increases	0	113,650	29,517
Warrants subscription	43	5	1,327
Transaction costs	(349)	(10,359)	(1,438)
Increase in loans and conditional advances	0	10,350	14,000
Loans repayments	(2,833)	(250)	(500)
Payment of lease liabilities	(909)	(928)	(1,067)
Interest paid	(1,132)	(700)	(350)
Net cash flows from financing activities	(5,180)	111,769	41,489
Effect of exchange rates changes on cash	64	(63)	29
Net increase (decrease) in cash and cash equivalents	(35,230)	84,056	(1,109)
Net cash and cash equivalents at beginning of period	119,151	35,094	36,203
Net cash and cash equivalents at end of period	€ 83,921	€ 119,151	€ 35,094